As filed with the Securities and Exchange Commission on July 20, 2007


                                                     Registration Nos. 333-98805
                                                                    and 811-8994

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment                  [ ]

                   Post-Effective Amendment No. 7          [X]

                                       and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY          [  ]
                                   ACT OF 1940

                          Amendment No. 37          [X]


               KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
               --------------------------------------------------
                           (Exact Name of Registrant)

                       KANSAS CITY LIFE INSURANCE COMPANY
                       ----------------------------------
                               (Name of Depositor)

                 3520 Broadway, Kansas City, Missouri 64111-2565
              ----------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
               --------------------------------------------------
                                 (816) 753-7000

       Name and Address of Agent for Service:               Copy to:

             William A. Schalekamp                       W. Thomas Conner
       Kansas City Life Insurance Company        Sutherland Asbill & Brennan LLP
                3520 Broadway                    1275 Pennsylvania Avenue, N.W.
       Kansas City, Missouri 64111-2565             Washington, DC 20004-2415

It is proposed that this filing will become effective:

   [ ]   Immediately upon filing pursuant to paragraph (b) of Rule 485
   [X]   On July 21, 2007 pursuant to paragraph (b) of Rule 485
   [ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485

   [ ]   On (date) pursuant to paragraph (a)(1) of Rule 485

                      Title of securities being registered:
         Individual Flexible Premium Deferred Variable Annuity Contracts

This Registration Statement incorporates by reference the Prospectus and Statement of Additional Information dated May 1, 2007 for the Contracts, as filed in Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-98805) on April 30, 2007.

                       KANSAS CITY LIFE INSURANCE COMPANY
               KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT


                         SUPPLEMENT DATED JULY 23, 2007
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2007
                                     OF THE

                      CENTURY II VARIABLE ANNUITY CONTRACT
                       AFFINITY VARIABLE ANNUITY CONTRACT
                        FREEDOM VARIABLE ANNUITY CONTRACT

This supplement updates the Prospectus for your Contract issued through Kansas City Life Variable Annuity Separate Account. The supplement describes an optional benefit, the FIVE Plus(SM) Guaranteed Minimum Withdrawal Benefit ("GMWB"), which may be added by rider to your Contract for a fee if the rider is available in your state. Terms capitalized in this rider, but not defined, have the same meaning as set forth in your Prospectus. If you need an additional copy of the Prospectus, please call us toll free at 1-800-616-3670.

FIVE PLUS(SM) GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

Please add the following after "Highlights - The Contract - Full and Partial Surrender:"

        FIVE PLUS(SM) GUARANTEED MINIMUM WITHDRAWAL BENEFIT. If you are concerned that poor investment performance or market volatility may adversely impact the amount of money you may withdraw from the Contract, we offer, for a fee, a guaranteed minimum withdrawal benefit. Under the rider, we provide alternative guarantees depending on the amount you withdraw and the age of the covered person. If you satisfy the conditions of the rider, which, in part, limit the amount you may withdraw during a Contract Year, you may receive all the amounts you have invested in the Contract or annual payments for the rest of the covered person's life, no matter how long the covered person lives.

The following "Highlights" and "Fee Table" disclosure varies by which Contract you own.

--------------------------------------------------------------------------------
CENTURY II VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Please add the following after "Highlights - The Contract - Charges and Deductions - Mortality and Expense Risk Charge:"

        FIVE PLUS(SM) GUARANTEED MINIMUM WITHDRAWAL BENEFIT. The monthly charge for the benefit is guaranteed not to exceed 0.10% multiplied by the Guaranteed Withdrawal Balance. The current monthly charge is 0.05% multiplied by the Guaranteed Withdrawal Balance.

Please add the following after "Total Variable Account Annual Expenses" in the "Periodic Charges Other Than Portfolio Operating Expenses" in your Prospectus's Fee Table:

--------------------------------------------------------------------------------
FIVE Plus(SM) Guaranteed Minimum       0.10% Multiplied by Guaranteed Withdrawal
Withdrawal Benefit                     Balance (assessed monthly)*
--------------------------------------------------------------------------------

* The current charge for the FIVE Plus(SM) Guaranteed Minimum Withdrawal Benefit is 0.05% multiplied by the Guaranteed Withdrawal Balance (assessed monthly).

Please replace the "Example of Charges" introduction and examples with the following. The disclosure following the examples under "Example of Charges" is not replaced.

EXAMPLE OF CHARGES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example shows the maximum costs of investing in the Contract, including contract owner transaction expenses, the annual administration fee, Guaranteed Minimum Withdrawal Benefit charges, Variable Account charges, and the highest Annual Portfolio Operating Expenses. The Example also shows the same maximum costs of investing in the Contract, but reflecting the lowest Annual Portfolio Operating Expenses. Further, the Example shows what your costs would be if you did not elect the optional Guaranteed Minimum Withdrawal Benefit.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year.

(1) If the Contract is surrendered or paid out under a Non-Life Payment Option at the end of the applicable time period:

MAXIMUM PORTFOLIO EXPENSES WITHOUT GMWB

1 year      3 years     5 years     10 years
$1,000.61   $1,756.11   $2,339.26   $3,841.48

MAXIMUM PORTFOLIO EXPENSES WITH GMWB

1 year      3 years     5 years     10 years
$1,055.81   $1,916.04   $2,601.75   $4,345.67

MINIMUM PORTFOLIO EXPENSES WITHOUT GMWB

1 year      3 years     5 years     10 years
$842.11     $1,285.70   $1,547.62   $2,215.34

MINIMUM PORTFOLIO EXPENSES WITH GMWB

1 year      3 years     5 years     10 years
$898.26     $1,454.23   $1,834.55   $2,822.94

(2) If the Contract is not surrendered or is paid out under a Life Payment Option at the end of the applicable time period:

MAXIMUM PORTFOLIO EXPENSES WITHOUT GMWB

1 year      3 years     5 years    10 years
$362.55     $1,101.63   $1,859.73  $3,841.48

MAXIMUM PORTFOLIO EXPENSES WITH GMWB

1 year      3 years     5 years    10 years
$421.57     $1,273.24   $2,136.41  $4,345.67

MINIMUM PORTFOLIO EXPENSES WITHOUT GMWB

1 year      3 years     5 years    10 years
$193.11     $596.97     $1,025.55  $2,215.34

MINIMUM PORTFOLIO EXPENSES WITH GMWB

1 year      3 years      5 years   10 years
$253.14     $777.79      $1,327.92 $2,822.94

--------------------------------------------------------------------------------
AFFINITY VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Please add the following after "Highlights - The Contract - Charges and Deductions - Monthly Guaranteed Minimum Death Benefit Charge:"

        FIVE PLUS(SM) GUARANTEED MINIMUM WITHDRAWAL BENEFIT. The monthly charge for the benefit is guaranteed not to exceed 0.10% multiplied by the Guaranteed Withdrawal Balance. The current monthly charge is 0.05% multiplied by the Guaranteed Withdrawal Balance.

Please add the following after "Enhanced Combination Guaranteed Minimum Death Benefit Option (optional)" in the "Periodic Charges Other Than Portfolio Operating Expenses" in your Prospectus Fee Table:

--------------------------------------------------------------------------------
FIVE Plus(SM) Guaranteed Minimum      0.10% multiplied by Guaranteed Withdrawal
Withdrawal Benefit                    Balance (assessed monthly)*
--------------------------------------------------------------------------------

* The current charge for the FIVE Plus(SM) Guaranteed Minimum Withdrawal Benefit is 0.05% multiplied by the Guaranteed Withdrawal Balance (assessed monthly).

Please replace the "Example of Charges" introduction and examples with the following. The disclosure following the examples under "Example of Charges" is not replaced.

EXAMPLE OF CHARGES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example shows the highest costs of investing in the Contract, including contract owner transaction expenses, the annual administration fee, Variable Account charges, the maximum Enhanced Death Benefit Option charge, the maximum Guaranteed Minimum Death Benefit charge, and highest Annual Portfolio Operating Expenses for the year ended December 31, 2006. The Example also shows the same maximum costs of investing in the Contract, but reflecting the lowest Annual Portfolio Operating Expenses. Further, the Example shows what your costs would be if you did not elect the optional Guaranteed Minimum Withdrawal Benefit and the optional Guaranteed Minimum Withdrawal Benefit.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year.

(1) If the Contract is surrendered or is paid out under a Non-Life Payment Option at the end of the applicable time period:

MAXIMUM PORTFOLIO EXPENSES WITHOUT THE ENHANCED GMDB AND WITHOUT GMWB

1 year       3 years       5 years      10 years
$1,057.97    $1,656.25     $2,173.66    $3,515.94

MAXIMUM PORTFOLIO EXPENSES WITH THE ENHANCED GMDB AND WITH GMWB

1 year       3 years       5 years      10 years
$1,144.63    $1,910.87     $2,593.35    $4,331.63

MINIMUM PORTFOLIO EXPENSES WITHOUT THE ENHANCED GMDB AND WITHOUT GMWB

1 year       3 years       5 years      10 years
$923.78      $1,251.99     $1,489.79    $2,091.25

MINIMUM PORTFOLIO EXPENSES WITH THE ENHANCED GMDB AND WITH GMWB

1 year       3 years       5 years      10 years
$1,011.71    $1,518.25     $1,942.58    $3,047.64

(2) If the Contract is not surrendered or is paid out under a Life Payment Option at the end of the applicable time period:

MAXIMUM PORTFOLIO EXPENSES WITHOUT THE ENHANCED GMDB AND WITHOUT GMWB

1 year       3 years       5 years      10 years
$326.05      $994.43       $1,685.14    $3,515.94

MAXIMUM PORTFOLIO EXPENSES WITH THE ENHANCED GMDB AND WITH GMWB

1 year        3 years       5 years      10 years
$419.62       $1,267.64     $2,127.49    $4,331.63

MINIMUM PORTFOLIO EXPENSES WITHOUT THE ENHANCED GMDB AND WITHOUT GMWB

1 year        3 years       5 years      10 years
$181.16       $560.74       $964.54      $2,091.25

MINIMUM PORTFOLIO EXPENSES WITH THE ENHANCED GMDB AND WITH GMWB

1 year        3 years       5 years      10 years
$276.12       $846.42       $1,441.69    $3,047.64

--------------------------------------------------------------------------------
FREEDOM VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Please add the following after "Highlights - The Contract - Charges and Deductions - Asset- Based Administration Charge:"

        FIVE PLUS(SM) GUARANTEED MINIMUM WITHDRAWAL BENEFIT. The monthly charge for the benefit is guaranteed not to exceed 0.10% multiplied by the Guaranteed Withdrawal Balance. The current monthly charge is 0.05% multiplied by the Guaranteed Withdrawal Balance.

Please add the following after "Total Variable Annuity Annual Expenses" in the "Periodic Charges Other Than Portfolio Operating Expenses" in your Prospectus's Fee Table:

--------------------------------------------------------------------------------
FIVE Plus(SM) Guaranteed Minimum       0.10% Multiplied by Guaranteed Withdrawal
Withdrawal Benefit                     Balance (assessed monthly)*
--------------------------------------------------------------------------------

* The current charge for the FIVE Plus(SM) Guaranteed Minimum Withdrawal Benefit is 0.05% multiplied by the Guaranteed Withdrawal Balance (assessed monthly).

Please replace the "Example of Charges" introduction and examples with the following. The disclosure following the examples under "Example of Charges" is not replaced.

EXAMPLE OF CHARGES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example shows the maximum costs of investing in the Contract, including contract owner transaction expenses, Guaranteed Minimum Withdrawal Benefit charges, Variable Account charges, and highest Annual Portfolio Operating Expenses for the year ended December 31, 2006. The Example also shows the same maximum costs of investing in the Contract, but reflecting the lowest Annual Portfolio Operating Expenses. Further, the Example shows what your costs would be if you did not elect the optional Guaranteed Minimum Withdrawal Benefit.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year.

If the Contract is paid out under a Non-Life Payment Option or a Life Payment Option at the end of the applicable time period:

MAXIMUM PORTFOLIO EXPENSES WITHOUT GMWB

1 year      3 years    5 years     10 years
$339.55     $1,034.22  $1,750.17   $3,637.54

MAXIMUM PORTFOLIO EXPENSES WITH GMWB

1 year      3 years    5 years     10 years
$398.69     $1,207.04  $2,030.22   $4,154.87

MINIMUM PORTFOLIO EXPENSES WITHOUT GMWB

1 year      3 years    5 years     10 years
$194.86     $602.32    $1,034.62   $2,234.22

MINIMUM PORTFOLIO EXPENSES WITH GMWB

1 year      3 years    5 years     10 years
$254.88     $783.03    $1,336.70   $2,840.74

                          *             *             *

FIVE PLUS(SM) GUARANTEED MINIMUM WITHDRAWAL BENEFIT
--------------------------------------------------------------------------------


                                 IMPORTANT TERMS

COVERED PERSON means:

o the person whose life we use to determine the duration of the Lifetime Income Amount payments. You should carefully consider who will be the Covered Person under the GMWB Rider. Under Qualified Contracts, the Covered Person must be the Owner. Under Non- Qualified Contracts, the Covered Person must be the Owner, Annuitant, or Beneficiary. Certain benefits under this Rider depend on the age of the Covered Person and the relationship of the Owner to the Beneficiary. See "Life Income Amount" and "Death Benefits."

DESIGNATED SUBACCOUNTS means:

o the Designated Subaccounts to which you can allocate premiums and Contract Value under this rider.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXCESS WITHDRAWAL means:

o a withdrawal, and any subsequent withdrawals in that Contract Year, that causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount; or

o a withdrawal, and any subsequent withdrawals in that Contract Year, that causes total withdrawals during a Contract Year after the Lifetime Income Date to exceed the Lifetime Income Amount.

GUARANTEED WITHDRAWAL BALANCE means:

o   the total amount available for future periodic guaranteed withdrawals.

GUARANTEED WITHDRAWAL AMOUNT means:

o the amount we guarantee to be available each Contract Year for withdrawal until the Guaranteed Withdrawal Balance reduces to zero.

INVESTMENT STRATEGY means:

o the Model Allocations and/or Designated Subaccounts to which you must allocate premiums and Contract Value for this Rider to remain in effect.

MODEL ALLOCATION means:

o one of the choices available for allocating your premiums and Contract Value under this rider.

RIDER EFFECTIVE DATE means:

o   the contract anniversary date that the GMWB is effective from.

LIFETIME INCOME AMOUNT means:

o the amount we guarantee to be available each Contract Year for withdrawal during the life of the Covered Person while this Rider is in effect. The Lifetime Income Amount reduces to zero upon the death of the Covered Person or upon a change in a Non-Qualified Contract that removes the Covered Person from the Contract as an Owner, Beneficiary, or Annuitant or upon a change in a Qualified Contract that removes the Covered Person from the Contract as an Owner.

LIFETIME INCOME DATE means:

o   the Contract Anniversary on or after the Covered Person reaches age 65, or the Rider Effective Date if the Covered Person is already age 65 or older at the time the Rider is elected.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WITHDRAWAL means:

o the amounts partially surrendered as described in the Contract, including any applicable surrender charges.

SETTLEMENT PHASE occurs:

o when total withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount; and

o   when the Contract Value reduces to zero; and

o either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is greater than zero.
--------------------------------------------------------------------------------


Note: Illustrations of how the Guaranteed Minimum Withdrawal Benefit Rider works are provided in Appendix A to this supplement.

If you are concerned that poor investment performance or market volatility in the Subaccounts may adversely impact the amount of money you can withdraw from the Contract, we offer for an additional charge an optional GMWB Rider. The GMWB provides alternative guarantees --- which guarantee you receive depends on the amount of the withdrawals you take and the age of the Covered Person. First, the GMWB guarantees the return of all of the amounts you have invested in the Contract, as long as you limit your withdrawals each Contract Year to the Guaranteed Withdrawal Amount (this guarantee is available both before and after the Lifetime Income Date). Second, on and after the Lifetime Income Date, as long as you limit your annual withdrawals to the Lifetime Income Amount, the GMWB guarantees you annual payments of that amount for the rest of the Covered Person's life, no matter how long the Covered Person lives, even after you have recovered your investments in the Contract and even if your Contract Value reduces to zero. However, the maximum amount you may be able to withdraw as a Lifetime Income Amount may be less than if you continued to take withdrawals as a Guaranteed Withdrawal Amount.

EXAMPLE:

Assume that you purchase a Contract with the GMWB when you are 55. Your initial premium payment is $100,000. You make annual withdrawals in each of the next ten years equal to the Guaranteed Withdrawal Amount, or $5,000 (5% of the initial premium payment of $100,000). Assuming 0% net investment experience and no annual bonus amounts credited during each of the ten years, after the 10th Contract Year your Contract Value will be $50,000 and your Guaranteed Withdrawal Balance will be $50,000. You are the Covered Person under the Contract and are now 65 years old. You have reached the Lifetime Income Date. If, in each Contract Year thereafter, you limited your annual withdrawals to the Lifetime Income Amount of $2,500 (5% of $50,000 on the Lifetime Income Date), you would be eligible to receive the Lifetime Income Amount of $2,500 annually for the rest of your life. However, if you continued to withdraw $5,000 annually, you would be guaranteed to receive back your entire $100,000 initial premium payment because your annual withdrawals did not exceed the Guaranteed Withdrawal Amount. You would then not be guaranteed to receive the Lifetime Income Amount annually for the rest of your life, because your annual withdrawals exceeded the Lifetime Income Amount of $2,500.

THE GMWB DOES NOT GUARANTEE CONTRACT VALUE OR THE PERFORMANCE OF ANY INVESTMENT OPTION OR MODEL ALLOCATION.


IMPORTANT CONSIDERATIONS

   o   If your annual withdrawals are greater than the Guaranteed
       Withdrawal Amount or the Lifetime Income Amount (after the Lifetime Income Date), the value of the GMWB Rider may be significantly reduced.

   o You must allocate all premiums and Contract Value to the Investment Strategy (described below) after the Rider Effective Date.

   o You will begin paying the GMWB Rider Charge as of the Rider Effective Date, even if you do not begin taking withdrawals for many years.

   o If the Covered Person dies or is no longer an Owner, Beneficiary, or Annuitant of the Non-Qualified Contract or is no longer an Owner of the Qualified Contract, the Lifetime Income Amount reduces to zero.

   o You may not make additional premium payments during the Contract's Settlement Phase.

   o If you choose to not take withdrawals equal to or less than the Guaranteed Withdrawal Amount during each Contract Year, the remaining Guaranteed Withdrawal Amount may not be carried forward to any other Contract Year.

   o The GMWB Rider may not be available in all states, and we may otherwise limit its availability.

   o Once you elect the GMWB Rider, you may not cancel it for 5 years after the rider effective date.

   o If the Covered Person is the Owner and the Owner dies before the Settlement Phase, the Lifetime Income Amount will reduce to zero. The benefits provided by this Rider will only continue if the Beneficiary is the surviving spouse of the Owner, the death benefit or the Guaranteed Withdrawal Balance is greater than zero at the time the death benefit is determined, and the Beneficiary does not take the death benefit under the terms of the Contract.

   o Surrender charges will apply to the withdrawals you take. See "Charges and Deductions."

   o   Inflation may impact the value of the GMWB Rider.

YOU SHOULD NOT PURCHASE THE GMWB IF:

   o you expect to take annual withdrawals in excess of the Guaranteed Withdrawal Amount or the Lifetime Income Amount (after the Lifetime Income Date) because such excess withdrawals may significantly reduce or eliminate the value of the benefit;

   o you are primarily interested in maximizing the Contract's potential for long-term accumulation rather than building a Guaranteed Withdrawal Balance that will provide guaranteed withdrawals;

   o your Contract is a Qualified Contract that has withdrawal restrictions that prevent you from taking withdrawals; or

   o   you do not expect to take withdrawals.

In considering whether to purchase the GMWB Rider, you must consider your desire for protection and the cost of the Rider versus the possibility that had you not purchased the GMWB Rider, your Contract Value may have been higher. You should consult your financial professional to discuss whether the GMWB Rider suits your needs.

WHEN TO TAKE WITHDRAWALS

You should carefully consider when to begin taking withdrawals if you have elected the GMWB. If you begin taking withdrawals too soon, you may limit the value of the GMWB. For example, you may not be able to increase your Guaranteed Withdrawal Balance and you may lose the potential for increases though step-ups and bonuses. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

PURCHASING THE GMWB RIDER

You may elect the GMWB Rider at the time you purchase a Contract or the Rider may be added to an existing Contract provided:

   o the Rider is available for sale in the state where the Contract is sold;

   o you limit your investment of premiums and Contract Value to the Investment Strategy options we make available with the Rider;

   o   the Covered Person has attained age 20 and has not yet attained age
       81; and

   o   the Contract does not have a loan balance.

We reserve the right to refuse to issue the GMWB Rider at our sole discretion.

GUARANTEED WITHDRAWAL BALANCE

The Guaranteed Withdrawal Balance is used to calculate the Guaranteed Withdrawal Amount and Lifetime Income Amount. Your Guaranteed Withdrawal Balance is not permitted to exceed $5 million. The initial Guaranteed Withdrawal Balance is equal to your initial premium, or if the GMWB Rider is added after the Contract Date, the initial Guaranteed Withdrawal Balance is the Contract Value on the Rider Effective Date. Each time an additional premium is paid, the Guaranteed Withdrawal Balance increases by the amount of the additional premium. The Guaranteed Withdrawal Balance may also increase as a result of a bonus or step-up (see "Bonus" and "Step-ups" below) and it will decrease as a result of a withdrawal (see "Effect of Withdrawals" below). The Guaranteed Withdrawal Balance is not a cash value or surrender value, is not available to the Owner, Annuitant or Beneficiary, is not a minimum return for any Subaccount, is not a guarantee of Contract Value, and may not be withdrawn as a lump sum.

GUARANTEED WITHDRAWAL AMOUNT

The Guaranteed Withdrawal Amount is the amount we guarantee to be available each Contract Year for withdrawal until the Guaranteed Withdrawal Balance reduces to zero while the GMWB Rider is in effect. The maximum Guaranteed Withdrawal Amount at any time is $250,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance.

LIFETIME INCOME AMOUNT

The Lifetime Income Amount is the amount we guarantee to be available each Contract Year, on and after the Lifetime Income Date, for withdrawal during the life of the Covered Person while the GMWB Rider is in effect. We determine the initial Lifetime Income Amount on the Lifetime Income Date. The initial Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance at the time we make our determination. The Lifetime Income Amount reduces to zero upon the death of the Covered Person or upon a change on a Non-Qualified Contract that removes the Covered Person from the Contract as an Owner, Beneficiary, or Annuitant or upon a change on a Qualified Contract that removes the Covered Person from the Contract as an Owner.

EFFECT OF WITHDRAWALS ON THE GUARANTEED WITHDRAWAL BALANCE AND THE GUARANTEED WITHDRAWAL AMOUNT. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount (referred to as "Excess Withdrawals"), we will automatically reset the Guaranteed Withdrawal Balance to equal the lesser of:

   1) the Contract Value immediately after the Excess Withdrawal; or

   2) the Guaranteed Withdrawal Balance immediately prior to the Excess Withdrawal minus the amount of the Excess Withdrawal.

Each time we reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount.

The Guaranteed Withdrawal Amount will equal the lesser of:

   1) the Guaranteed Withdrawal Amount immediately prior to the Excess Withdrawal; or

   2) 5% multiplied by the greater of:

             i. the Contract Value immediately after the Excess Withdrawal; or
            ii. the Guaranteed Withdrawal Balance immediately after the Excess
                Withdrawal.

We do not recalculate your Guaranteed Withdrawal Amount when you make a withdrawal that is less than or equal to the Guaranteed Withdrawal Amount and total withdrawals during that Contract Year remain below or equal to the Guaranteed Withdrawal Amount.

EFFECT OF WITHDRAWALS ON THE LIFETIME INCOME AMOUNT. On or after the Lifetime Income Date, we will recalculate the Lifetime Income Amount if a withdrawal causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount (also referred to as "Excess Withdrawals"). The Lifetime Income Amount will be automatically reset to equal the lesser of:

   1) the Lifetime Income Amount immediately prior to the Excess Withdrawal; or

   2) 5% multiplied by the greater of:

             i. the Contract Value immediately after the Excess Withdrawal; or
            ii. the Guaranteed Withdrawal Balance immediately after the Excess
                Withdrawal.

We do not recalculate your Lifetime Income Amount when you make a withdrawal that is less than or equal to the Lifetime Income Amount and total withdrawals during that Contract Year remain below or equal to the Lifetime Income Amount. In certain circumstances, however, we will not reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or the Lifetime Income Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount and/or Lifetime Income Amount for a Contract Year. These involve withdrawals taken as "Required Minimum Distributions" (see "Required Minimum Distributions" below).

Please note if you take any withdrawals before the Lifetime Income Date, the initial amount of the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Lifetime Income Date without reduction of the Guaranteed Withdrawal Amount (as long as the Guaranteed Withdrawal Balance has not reduced to zero) your Lifetime Income Amount may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount.

--------------------------------------------------------------------------------
REMEMBER:

   o Excess Withdrawals could reduce your Guaranteed Withdrawal Balance by substantially more than the actual amount of the withdrawal.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   o Excess Withdrawals may significantly reduce or eliminate future Guaranteed Withdrawal Amounts and Lifetime Income Amounts.
--------------------------------------------------------------------------------

BONUS

We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during the GMWB Rider's bonus period if you take no withdrawals during that Contract Year. The bonus period is the first 10 Contract Years after the Rider Effective Date while the Covered Person is less than age 80. Each time you qualify for a bonus:

IF THE GUARANTEED WITHDRAWAL BALANCE WAS NOT PREVIOUSLY STEPPED-UP OR RESET, we will increase the Guaranteed Withdrawal Balance by:

   1) an amount equal to 5% of total premiums paid (subject to the applicable limits on additional premiums) to the Contract if the Rider is issued on the Contract Date; or

   2) an amount equal to 5% of the initial Guaranteed Withdrawal Balance, increased by any premiums paid (subject to the applicable limits on additional premiums) since the Rider Effective Date, if this Rider is added after the Contract Date.

IF THE GUARANTEED WITHDRAWAL BALANCE WAS PREVIOUSLY STEPPED-UP OR RESET, we will increase the Guaranteed Withdrawal Balance by an amount equal to 5% of the sum of the Guaranteed Withdrawal Balance immediately after the latest step-up or reset, and any premiums received since such latest step-up or reset.

Each time we apply a bonus to the Guaranteed Withdrawal Balance, we will also recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount as follows:

   1) The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount immediately prior to the bonus or 5% of the Guaranteed Withdrawal Balance immediately after the bonus; and

   2) The Lifetime Income Amount will equal the greater of the Lifetime Income Amount immediately prior to the bonus or 5% of the Guaranteed Withdrawal Balance immediately after the bonus.

BONUSES, WHEN APPLIED, WILL INCREASE THE GUARANTEED WITHDRAWAL BALANCE AND CONSEQUENTLY, WILL INCREASE THE RIDER CHARGES (BECAUSE SUCH CHARGES ARE BASED ON A GREATER GUARANTEED WITHDRAWAL BALANCE). FURTHER, BONUSES MAY INCREASE THE GUARANTEED WITHDRAWAL AMOUNT AND THE LIFETIME INCOME AMOUNT. BONUSES DO NOT INCREASE THE CONTRACT VALUE OF THE CONTRACT.

STEP-UPS

If the Contract Value on any step-up date is greater than the Guaranteed Withdrawal Balance on that date, we will automatically increase ("step-up") the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Upon a step-up, we will also recalculate the Guaranteed Withdrawal Amount, the Lifetime Income Amount, and the current monthly rider charge percentage (see "GMWB Rider Charge").

The Guaranteed Withdrawal Amount will equal the greater of:

   1) the Guaranteed Withdrawal Amount immediately prior to the step-up; or

   2) 5% multiplied by the Guaranteed Withdrawal Balance immediately after the step-up.

The Lifetime Income Amount will equal the greater of:

   1) the Lifetime Income Amount immediately prior to the step-up; or

   2) 5% multiplied by the Guaranteed Withdrawal Balance immediately after the step-up.

We reserve the right to increase the current monthly rider charge percentage up to 0.10%. If we decide to increase the current monthly rider charge percentage at the time of a step-up, you will receive advance notice and be given the opportunity to decline the automatic step-up (see "GMWB Rider Charge").

The step-up dates occur only while the GMWB Rider is in effect. The step-up dates occur on each of the 3rd, 6th, and 9th Contract Anniversaries after the Rider Effective Date. After the 9th Contract Anniversary, the step-up dates occur on each succeeding Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary.

If you decline an automatic step-up, you will have the option to elect to step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent step-up dates. If you decide to step-up the Guaranteed Withdrawal Balance, we will thereafter resume automatic step-ups.

Please note that the automatic step-up may be of limited benefit if you intend to make premium payments that would cause your Contract Value to approach $5 million, since the Guaranteed Withdrawal Balance is not permitted to exceed $5 million.

STEP-UPS WILL INCREASE THE GUARANTEED WITHDRAWAL BALANCE AND MAY INCREASE THE GUARANTEED WITHDRAWAL AMOUNT AND THE LIFETIME INCOME AMOUNT.

ADDITIONAL PREMIUMS

We will increase the total Guaranteed Withdrawal Balance by the amount of each additional premium we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). In addition, we will recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount:

In the case of the Guaranteed Withdrawal Amount, to equal the greater of the:

   1) Guaranteed Withdrawal Amount immediately prior to the premium; or

   2) the lesser of :

              i. 5% of the Guaranteed Withdrawal Balance immediately after the premium; or
             ii. the Guaranteed Withdrawal Amount immediately prior to the premium plus an amount equal to 5% of the premium.

In the case of the Lifetime Income Amount, to equal the greater of the:

   1) Lifetime Income Amount immediately prior to the premium; or

   2) the lesser of:

              i. 5% of the Guaranteed Withdrawal Balance immediately after the premium; or
             ii.   the Lifetime Income Amount immediately prior to the premium plus an amount equal to 5% of the premium.

We do not permit additional premiums during a Contract's "settlement phase," as described below.

PREMIUM LIMITS ON NON-QUALIFIED CONTRACTS. If we issue your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to pay premiums. On or after the first contract anniversary following the Rider Effective Date, we will not accept any additional premium without our prior approval that either:

   1) exceeds $100,000; or

   2) causes the total of all additional premiums paid since the first contract anniversary following the Rider Effective Date to exceed $100,000.

For Non-Qualified Contracts, we reserve the right to refuse to accept additional premiums at any time after the first Contract Anniversary following the Rider Effective Date.

PREMIUM LIMITS ON QUALIFIED CONTRACTS. If we issue your Contract in connection with a tax-qualified retirement plan, including an IRA, we also impose additional limits on your ability to make premium payments:

   1) after the first contract anniversary after the Covered Person reaches age 65 without our prior approval, we will not accept additional premium payments that exceed $100,000 or cause the total premiums paid after the first Contract Anniversary following the Rider Effective Date to exceed $100,000; and

   2)  we will not accept any premium after the Covered Person becomes age 81.

For Qualified Contracts, we reserve the right to refuse to accept additional premiums at any time after the first Contract Anniversary after the Covered Person reaches age 65.

You should consult with a qualified tax adviser prior to electing the GMWB Rider for further information on tax rules affecting Qualified Contracts, including IRAs.

Please note that the premium limitations discussed in this section are in addition to the premium limitations discussed under "Purchasing a Contract" earlier in the Prospectus.

INVESTMENT STRATEGY

The Investment Strategy includes several Model Allocations, each based on different profiles of an investor's willingness to accept investment risk, and Designated Subaccounts. You must choose one of these available Model Allocations or Designated Subaccounts and your initial premium payment (in the case of a new application) or Contract Value, as applicable, will be allocated to the Investment Strategy according to the investment option you select. Subsequent premium payments will also be allocated accordingly. Contract Value will be rebalanced quarterly to maintain the current allocations.

While the GMWB Rider is in effect, you must invest 100% of your premium payments and Contract Value at all times in a manner consistent with any one of the Model Allocations or Designated Subaccounts currently offered in the Investment Strategy (please note that solely for the purposes of the Dollar Cost Averaging Plan, under our current administrative procedures, we deem the Federated Prime Money Fund II Subaccount to be a Designated Subaccount. See "Available Model Allocations and Designated Subaccounts" below).

Unless you request otherwise, withdrawals will be taken in proportion to the Contract Value in the Subaccounts; you may specify the Subaccounts from which a withdrawal is to be made.

YOU SHOULD CONSULT WITH YOUR FINANCIAL PROFESSIONAL TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR DESIGNATED SUBACCOUNT AVAILABLE WITH THE GMWB RIDER IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

AVAILABLE MODEL ALLOCATIONS AND DESIGNATED SUBACCOUNTS

You must allocate your entire Contract Value to one of the available Investment Strategy options shown below (however, solely for the purposes of the Dollar Cost Averaging Plan, under our current administrative procedures, we deem the Federated Prime Money Fund II Subaccount to be a Designated Subaccount). Under our Dollar Cost Averaging Plan, you may elect to allocate your premiums and Contract Value over time to one of the available Model Allocations or Designated Subaccounts. If you elect the Dollar Cost Averaging Plan and you have elected the GMWB Rider, transfers will occur on a monthly basis for a period you choose, ranging from 3 to

12 months. Your entire Contract Value will be rebalanced to your selected Investment Strategy option on a quarterly basis. In addition, you may not make transfers between the Subaccounts and the Fixed Account other than to transfer 100% of your Contract Value to another Investment Strategy option.

We offer 5 Model Allocations, each comprised of a carefully selected combination of investment options, and 4 Designated Subaccounts. You need to determine which Model Allocation or Designated Subaccount is best for you. You should consult with your financial adviser on this decision. Your financial adviser can help you determine which Investment Strategy option is best suited to your financial needs, investment time horizon, and willingness to accept investment risk. You should periodically review these factors with your financial adviser to determine if you should change the Investment Strategy option to keep up with changes in your personal circumstances. Your financial adviser can assist you in completing the proper forms to make a change to a different Investment Strategy option. Kansas City Life bears no responsibility for your decision to select or change your Investment Strategy option.

The available Model Allocations are:

--------------------------------------------------------------------------------
                               MODERATE AGGRESSIVE
--------------------------------------------------------------------------------
 ALLOCATION   SUBACCOUNT
--------------------------------------------------------------------------------
    16%       Dreyfus Stock Index Fund
--------------------------------------------------------------------------------
    12%       MFS Research Bond Series
--------------------------------------------------------------------------------
    12%       American Century VP Value Fund
--------------------------------------------------------------------------------
    10%       American Century VP Ultra(R) Fund
--------------------------------------------------------------------------------
    10%       American Century VP International Fund
--------------------------------------------------------------------------------
     9%       Templeton Foreign Securities Fund (Class 2)
--------------------------------------------------------------------------------
     7%       JPMorgan Small Company Portfolio
--------------------------------------------------------------------------------
     7%       American Century VP Inflation Protection Fund (Class II)
--------------------------------------------------------------------------------
     6%       JPMorgan Mid Cap Value Portfolio
--------------------------------------------------------------------------------
     4%       Franklin Global Real Estate Securities Fund (Class 2)
--------------------------------------------------------------------------------
     4%       Seligman Capital Portfolio (Class 2)
--------------------------------------------------------------------------------
     3%       Templeton Developing Markets Securities Fund (Class 2)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    MODERATE
--------------------------------------------------------------------------------
 ALLOCATION   SUBACCOUNT
--------------------------------------------------------------------------------
    16%       MFS Research Bond Series
--------------------------------------------------------------------------------
    13%       Dreyfus Stock Index Fund
--------------------------------------------------------------------------------
    12%       American Century VP Value Fund
--------------------------------------------------------------------------------
    10%       American Century VP Inflation Protection Fund (Class II)
--------------------------------------------------------------------------------
     8%       American Century VP International Fund
--------------------------------------------------------------------------------
     7%       Templeton Foreign Securities Fund (Class 2)
--------------------------------------------------------------------------------
     7%       American Century VP Ultra(R) Fund
--------------------------------------------------------------------------------
     7%       MFS Strategic Income Series
--------------------------------------------------------------------------------
     5%       JPMorgan Mid Cap Value Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    MODERATE
--------------------------------------------------------------------------------
 ALLOCATION   SUBACCOUNT
--------------------------------------------------------------------------------
     3%       Seligman Capital Portfolio (Class 2)
--------------------------------------------------------------------------------
     3%       Templeton Developing Markets Securities (Class 2)
--------------------------------------------------------------------------------
     3%       Franklin Global Real Estate Securities Fund (Class 2)
--------------------------------------------------------------------------------
     3%       JPMorgan Small Company Portfolio
--------------------------------------------------------------------------------
     3%       Federated Prime Money Fund II
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              MODERATE CONSERVATIVE
--------------------------------------------------------------------------------
 ALLOCATION   SUBACCOUNT
--------------------------------------------------------------------------------
    22%       MFS Research Bond Series
--------------------------------------------------------------------------------
    13%       American Century VP Inflation Protection Fund (Class II)
--------------------------------------------------------------------------------
    12%       MFS Strategic Income Series
--------------------------------------------------------------------------------
    12%       American Century VP Value Fund
--------------------------------------------------------------------------------
    10%       Dreyfus Stock Index Fund
--------------------------------------------------------------------------------
     8%       Federated Prime Money Fund II
--------------------------------------------------------------------------------
     7%       American Century VP International Fund
--------------------------------------------------------------------------------
     5%       Templeton Foreign Securities Fund (Class 2)
--------------------------------------------------------------------------------
     5%       American Century VP Ultra(R) Fund
--------------------------------------------------------------------------------
     3%       JPMorgan Mid Cap Value Portfolio
--------------------------------------------------------------------------------
     3%       Seligman Capital Portfolio (Class 2)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              CONSERVATIVE
--------------------------------------------------------------------------------
 ALLOCATION   SUBACCOUNT
--------------------------------------------------------------------------------
    29%       MFS Research Bond Series
--------------------------------------------------------------------------------
    21%       MFS Strategic Income Series
--------------------------------------------------------------------------------
    17%       American Century VP Inflation Protection Fund (Class II)
--------------------------------------------------------------------------------
    14%       Federated Prime Money Fund II
--------------------------------------------------------------------------------
     8%       American Century VP Value Fund
--------------------------------------------------------------------------------
     4%       Dreyfus Stock Index Fund
--------------------------------------------------------------------------------
     4%       American Century VP International Fund
--------------------------------------------------------------------------------
     3%       American Century VP Ultra(R) Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            INDEXED STRATEGY
--------------------------------------------------------------------------------
 ALLOCATION   SUBACCOUNT
--------------------------------------------------------------------------------
    65%       Dreyfus Stock Index Fund
--------------------------------------------------------------------------------
    35%       MFS Research Bond Series
--------------------------------------------------------------------------------

You may allocate your premiums and Contract Value among any of the Designated Subaccounts. Allocation percentages must be whole percentages only and the total of allocation percentages in the Designated Subaccounts must equal 100%. The available Designated Subaccounts are:

    o   Fidelity VIP Freedom 2010 Portfolio (Service Class 2)
    o   Fidelity VIP Freedom 2015 Portfolio (Service Class 2)
    o   Fidelity VIP Freedom 2020 Portfolio (Service Class 2)
    o   Fidelity VIP Freedom Income Portfolio (Service Class 2)

Sunset Financial Services, Inc. ("Sunset"), an affiliate of Kansas City Life Insurance Company, will serve as your investment adviser solely for purposes of developing and updating the Model Allocations. If you select a Designated Subaccount instead of a Model Allocation, you will not have an investment advisory relationship with us or Sunset. For more information on Sunset's role as investment adviser in connection with the Model Allocations, please see Part II of Sunset's Form ADV (the investment adviser registration form), which will be provided to you if you select a Model Allocation and at any time upon your request.

On a periodic basis or when Sunset believes appropriate, the Model Allocations are evaluated and the Model Allocations are updated, as discussed below. In developing and periodically updating the Model Allocations, we currently rely on the recommendations of an independent third-party analytical firm. We may change the firm that we use from time to time, or, to the extent permissible under applicable law, use no independent firm at all.

Each of the Model Allocations is evaluated periodically to assess whether the combination of Investment Options within each Model Allocation should be changed. As a result of the periodic analysis, the percentage allocations in each Model Allocation may change, and Subaccounts may be added to or substituted in a Model Allocation (including Subaccounts not currently available), or Subaccounts may be deleted from a Model Allocation. We also periodically evaluate the Designated Subaccounts, and may add, remove, or substitute the Designated Subaccounts within the Investment Strategy.

We will notify you at least 30 days in advance of any substitution, removal, or change to a Model Allocation or Designated Subaccount that you selected. You should carefully review these notices. If you wish to accept the changes in your selected Investment Strategy option, you will not need to take any action, as your Contract Value and any subsequent premium payments will be reallocated in accordance with the updated Investment Strategy option accordingly. If you do not wish to accept the changes to your selected Investment Strategy option, you can change to a different Investment Strategy option or terminate the GMWB rider.


NO MODEL ALLOCATION IS A FUND-OF-FUNDS. FOR MORE INFORMATION REGARDING EACH FUND THAT WE PERMIT YOU TO INVEST IN THROUGH AN INVESTMENT STRATEGY OPTION, INCLUDING INFORMATION RELATING TO THAT FUND'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN THAT FUND, PLEASE SEE THE "KANSAS CITY LIFE, THE VARIABLE ACCOUNT AND THE FUNDS" SECTION OF THIS PROSPECTUS AS WELL AS THE FUND'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE FUNDS, BY CONTACTING VARIABLE ADMINISTRATION AT 1-800-616-3670. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING.


We will waive the restrictions defined in "Transfer Restrictions" if the applicable transfer is required under the terms of the GMWB rider.

A Model Allocation or a Designated Subaccount may not perform as intended. Although the Model Allocations are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Model Allocations are based, which could cause the Model Allocations to be ineffective or less effective in reducing volatility. Investment performance of your Contract Value could be better or worse than expected. A Model Allocation may perform better or worse than any single Subaccount or asset class or other combinations of Investment Options or asset classes. One purpose of requiring you to invest in accordance with the Investment Strategy is to limit Kansas City Life's exposure under the GMWB Rider. This is done by ensuring that your Contract Value is diversified and not concentrated in the riskiest Subaccounts. You should not purchase the GMWB Rider if you wish to allocate your Contract Value in a non-diversified or highly aggressive manner. Model Allocation performance is dependent upon the performance of the component Subaccounts. The timing of your investment and the frequency of automatic rebalancing may affect performance. Your Contract Value will fluctuate, and when redeemed, may be worth more of less than the original cost.

Sunset may be subject to competing interests that have the potential to influence its decision making with regard to the Model Allocations (such competing interests also may be present when Kansas City Life selects the Designated Subaccounts that are available in the Investment Strategy). For example, Kansas City Life may receive greater compensation in connection with investments in certain Subaccounts than other Subaccounts, thereby providing Sunset with incentive to use the Subaccount with the higher compensation as part of a Model Allocation. All Model Allocations are analyzed by an independent third party analytical firm. We do not dictate to the third party analytical firm the number of Subaccounts in a Model Allocation, the percent that any Subaccount represents in a Model Allocation, or which Subaccounts may be selected (other than to require the exclusion of any Subaccount that is expected to be liquidated, merged into another Subaccount, or otherwise closed). We believe our reliance on the recommendations of an independent third-party analytical firm to develop and update the Model Allocations (as described above) reduces the potential for us to be influenced by these competing interests, but there can be no assurance of this.

The Subaccounts and the Funds in which they invest will need to issue new accumulation units or shares, or redeem their accumulation units or shares, as a result of the periodic updating of the Model Allocations. Therefore, a Fund may need to buy securities with the money it receives from shares issued or sell securities to raise cash to pay redemption proceeds, thereby incurring transaction costs and possibly disrupting the management of the Fund. This may adversely affect the performance of the Funds and the Model Allocations.

IF YOU ELECT TO PURCHASE THE GMWB RIDER YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT STRATEGY OPTIONS WE MAKE AVAILABLE WITH THIS BENEFIT.

REQUIRED MINIMUM DISTRIBUTIONS

For purposes of the GMWB Rider, withdrawals considered Required Minimum Distributions are distributions within a calendar year that are intended to be paid to you as required by Section

401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A(c) of the Internal Revenue Code.

Under our Required Minimum Distributions program, each withdrawal will be in an amount that we determine to be your Required Minimum Distribution under your Contract, considering only that Contract. Our calculation will be based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISER PRIOR TO ELECTING THE GMWB RIDER.

Each withdrawal under our Required Minimum Distributions program will reduce your Contract Value and your Guaranteed Withdrawal Balance. We will not, however, reset your Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or Lifetime Income Amount if a withdrawal under our Required Minimum Distributions program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable.

WE WILL NOT MAKE ANY FURTHER WITHDRAWALS UNDER OUR REQUIRED MINIMUM DISTRIBUTIONS PROGRAM IF BOTH THE CONTRACT VALUE AND THE GUARANTEED WITHDRAWAL BALANCE REDUCE TO ZERO. WE WILL MAKE DISTRIBUTIONS AS PART OF THE CONTRACT'S "SETTLEMENT PHASE," HOWEVER, IF THE LIFETIME INCOME AMOUNT IS GREATER THAN ZERO AND THE COVERED PERSON IS LIVING AT THAT TIME.

REQUIRED MINIMUM DISTRIBUTIONS PROVIDE MINIMUM LIFETIME DISTRIBUTIONS AS DESCRIBED OR AS REQUIRED UNDER CERTAIN SECTIONS OF THE CODE. WITHDRAWALS UNDER OUR REQUIRED MINIMUM DISTRIBUTIONS PROGRAM WILL NOT BE TREATED AS EXCESS WITHDRAWALS AND WILL NOT RESET THE GUARANTEED WITHDRAWAL BALANCE, GUARANTEED WITHDRAWAL AMOUNT OR LIFETIME INCOME AMOUNT.

SETTLEMENT PHASE

We automatically make settlement payments during the GMWB Rider's settlement phase. The settlement phase begins if total withdrawals during the Contract
Year:

    o   are equal to or less than the Guaranteed Withdrawal Amount; and

    o the Contract Value reduces to zero and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is still greater than zero.

During this phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional riders, terminate. We will not accept additional premiums and we will not deduct any charge for the GMWB Rider during the settlement phase.

At the beginning of the settlement phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies:

o You may choose an amount that is equal to, or no greater than, the Guaranteed Withdrawal Amount if the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. We reduce any remaining Guaranteed Withdrawal Balance each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount (see "Effect of Withdrawals").

o You may choose to continue to receive distribution payments under the Required Minimum Distribution program if the program is in effect and the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. If you do, we will reduce any remaining Guaranteed Withdrawal Balance each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero (see "Required Minimum Distributions"). After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount.

o We will make annual settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Guaranteed Withdrawal Balance at the beginning of the settlement phase.

o After the Lifetime Income Date, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we will recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount (see "Effect of Withdrawals"). We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Required Minimum Distribution program.

DEATH BENEFITS

DEATH BENEFITS BEFORE THE SETTLEMENT PHASE

If you die while the GMWB Rider is in effect but before the settlement phase, the GMWB Rider generally will terminate. This means Kansas City Life will make no more payments under this Rider.

However, if (i) you die while the GMWB Rider is in effect but before the settlement phase, (ii) the sole Beneficiary is your surviving spouse, and (iii) your surviving spouse does not elect to take the death benefit under the terms of the Contract, the following will apply:

---------------------------------------------------------------------------------------------------
IF:                    THEN THE GMWB RIDER:
---------------------------------------------------------------------------------------------------
the Covered Person         o   Does not continue with respect to the Lifetime Income Amount,
is no longer alive             but continues with respect to the Guaranteed Withdrawal Amount if the death benefit or the Guaranteed Withdrawal Balance is greater than zero. We will automatically step-up the Guaranteed
                               Withdrawal Balance to equal the death benefit on the date it is determined, if the death benefit on that date is greater than the
                               Guaranteed Withdrawal Balance.

                           o   Enters the settlement phase if a withdrawal would reduce the
                               Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero.

                           o   Continues to impose the GMWB Rider charge.

                           o   Continues to be eligible for any remaining bonuses and step-ups.
                               We will permit the spouse to opt out of the initial death benefit step-up, if any, and any future step-ups if we would increase the rate of the GMWB Rider charge at that time.
---------------------------------------------------------------------------------------------------
the Covered Person         o   Continues with respect to the Lifetime Income Amount for the
is alive                       Beneficiary. If the Lifetime Income Amount has not been
(e.g. if the                   determined prior to the payment of the death benefit, we will
Beneficiary is the             determine the initial Lifetime Income Amount on the first
Covered Person)                anniversary after the Covered Person has reached age 65.

                           o   Continues with respect to the Guaranteed Withdrawal Amount if the death benefit or the Guaranteed Withdrawal Balance is greater than zero. We will automatically step-up the Guaranteed
                               Withdrawal Balance to equal the death benefit on the date it is determined, if the death benefit on that date is greater than the
                               Guaranteed Withdrawal Balance.

                           o   Enters the settlement phase if a withdrawal would reduce the
                               Contract Value to zero, and either the Lifetime Income Amount or the Guaranteed Withdrawal Balance is still greater than zero.

                           o   Continues to impose the GMWB Rider charge.

                           o   Continues to be eligible for any remaining bonuses and step-ups.
                               We will permit the spouse to opt out of the initial death benefit step-up, if any, and any future step-ups if we would increase the rate of the GMWB Rider charge at that time.
---------------------------------------------------------------------------------------------------

Note that under Qualified Contracts other than IRAs, spousal continuation will not satisfy Required Minimum Distributions. Consult a tax adviser.

DEATH BENEFIT DURING THE SETTLEMENT PHASE

If the Covered Person dies during the settlement phase, no death benefit under the Contract will be payable. The only death benefit we provide are the remaining settlement payments that may become due under the GMWB Rider. Those payments will be made at least as rapidly as they were being paid before the death of the Covered Person.

TERMINATION

You may not terminate the GMWB Rider for five years from the Rider Effective Date. The GMWB Rider will terminate automatically upon the earliest of:

   o   the date the Contract terminates for any reason; or

   o   the date this Rider is cancelled by you; or

   o the date a death benefit is payable upon the death of any Owner, unless the surviving spouse is the sole beneficiary; or

   o the date a death benefit is payable upon the death of the Owner and the beneficiary takes the death benefit under the terms of the Contract; or

   o the date a death benefit is payable upon the death of the Annuitant who is not the Owner; or

   o   the date an annuity option under the Contract begins; or

   o the date the Contract Value, the Guaranteed Withdrawal Balance, and the Lifetime Income Amount all equal zero; or

   o the date you change the allocation of a subsequent premium payment or transfer Contract Value to an investment option other than to an Investment Strategy option.

GMWB RIDER CHARGE

We charge an additional monthly charge on the monthly anniversary day for the GMWB Rider. The GMWB Rider charge is equal to 0.05% multiplied by the Guaranteed Withdrawal Balance. We deduct the Rider charge from each subaccount in the same proportion that the value of each subaccount is to the Contract Value. We do not deduct the Rider charge during the GMWB Rider's settlement phase.

WE RESERVE THE RIGHT TO INCREASE THE CURRENT MONTHLY RIDER CHARGE PERCENTAGE ON THE EFFECTIVE DATE OF EACH STEP-UP. HOWEVER, THE CURRENT MONTHLY RIDER CHARGE PERCENTAGE WILL NEVER EXCEED 0.10%.

THE ADDITION OF THE GMWB RIDER TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL CHARGE IS DEDUCTED MONTHLY FOR THIS BENEFIT AND THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, THE GMWB RIDER LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAINS AGE CAPS AND LIMITATIONS ON AN OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE PAYMENT OPTIONS DESCRIBED IN THE PROSPECTUS. YOU SHOULD CAREFULLY CONSIDER EACH OF THESE FACTORS BEFORE DECIDING IF THE GMWB RIDER IS SUITABLE FOR YOUR NEEDS, ESPECIALLY AT OLDER AGES.

FEDERAL TAX ISSUES

The application of certain tax rules to the GMWB Rider, particularly those rules relating to distributions from your Contract, are not entirely clear. In this regard, we intend to treat any amounts received by you under the GMWB Rider during the settlement phase as annuity payments for tax purposes. However, we intend to treat the payments made to you prior to the settlement phase or to our establishing an annuity date, as withdrawals for tax purposes. See "Federal Tax Status" in the Prospectus. In view of this uncertainty, you should consult a tax adviser before purchasing a GMWB Rider.

The value of the GMWB Rider may need to be included in calculating Required Minimum Distributions under Qualified Contracts. Consult a tax adviser.

                               *        *        *


If you have any questions or for a prospectus, please contact your financial adviser or call our Home Office at 1-800-616-3670. Please retain this supplement with your prospectus for your future reference.

    APPENDIX A

    GMWB RIDER EXAMPLES

    The following examples provide hypothetical illustrations of the benefits provided under the GMWB Rider. These illustrations are not representative of future performance under your Contract. Actual values may be higher or lower than the amounts shown.


    EXAMPLE 1. Assume the Rider was issued on the Contract Date, and assume a single premium of $100,000 at Covered Person's age 55, no additional premiums are paid, and withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible step-up Dates, so there is no step-up and the Covered Person survives at least 31 years from the Rider Effective Date.


--------------------------------------------------------------------------------------------------------
CONTRACT     PREMIUMS     GUARANTEED     LIFETIME     WITHDRAWAL     BONUS     GUARANTEED WITHDRAWAL
YEAR                      WITHDRAWAL     INCOME       TAKEN                    BALANCE
                          AMOUNT         AMOUNT
--------------------------------------------------------------------------------------------------------
    1        $100,000     $5,000(A)      N/A          0              5,000(B)  100,000(A)
--------------------------------------------------------------------------------------------------------
    2        0             5,250         N/A          0              5,000     105,000(C)
--------------------------------------------------------------------------------------------------------
    3        0             5,500         N/A          0              5,000     110,000
--------------------------------------------------------------------------------------------------------
    4        0             5,750         N/A          0              5,000     115,000
--------------------------------------------------------------------------------------------------------
    5        0             6,000         N/A          0              5,000     120,000
--------------------------------------------------------------------------------------------------------
    6        0             6,250         N/A          0              5,000     125,000
 -------------------------------------------------------------------------------------------------------
    7        0             6,500         N/A          0              5,000     130,000
--------------------------------------------------------------------------------------------------------
    8        0             6,750         N/A          0              5,000     135,000
--------------------------------------------------------------------------------------------------------
    9        0             7,000         N/A          0              5,000     140,000
--------------------------------------------------------------------------------------------------------
   10        0             7,250         N/A          0              5,000     145,000
--------------------------------------------------------------------------------------------------------
   11        0             7,500         7,500(D)     7,500          0         150,000
--------------------------------------------------------------------------------------------------------
   12        0             7,500         7,500        7,500          0         142,500
--------------------------------------------------------------------------------------------------------
   13        0             7,500         7,500        7,500          0         135,000
--------------------------------------------------------------------------------------------------------
   14        0             7,500         7,500        7,500          0         127,500
--------------------------------------------------------------------------------------------------------
   15        0             7,500         7,500        7,500          0         120,000
--------------------------------------------------------------------------------------------------------
   20        0             7,500         7,500        7,500          0         82,500
--------------------------------------------------------------------------------------------------------
   25        0             7,500         7,500        7,500          0         45,000
--------------------------------------------------------------------------------------------------------
   30        0             7,500         7,500        7,500          0         7,500
--------------------------------------------------------------------------------------------------------
   31        0             0             7,500        7,500          0         0
--------------------------------------------------------------------------------------------------------

    (A) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (0.05 x $100,000 = $5,000).

    (B)There is no withdrawal during the first Contract Year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total premiums to date (0.05 x $100,000 = $5,000).

    (C)Following a bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed

    Withdrawal Amount prior to the bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (0.05 X $105,000 = $5,250).

    (D) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (0.05 X $150,000 = $7,500). As long as you limit your future annual withdrawals to the Lifetime Income Amount of $7,500, the GMWB guarantees you annual payments of that amount for the rest of your life, no matter how long you live, even after you have recovered your investments in the Contract and even if your Contract Value reduces to zero.


    EXAMPLE 2. Assume the Rider was issued on the Contract Date, and assume an initial premium of $100,000 at Covered Person's age 65, an additional premium of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the Contract Value at the end of year 3 is less than the Guaranteed Withdrawal Balance so there is no step-up.


-----------------------------------------------------------------------------------------------
 CONTRACT     PREMIUMS     GUARANTEED     LIFETIME     WITHDRAWAL     BONUS      GUARANTEED
 YEAR                      WITHDRAWAL     INCOME       TAKEN                     WITHDRAWAL
                           AMOUNT         AMOUNT                                 BALANCE
-----------------------------------------------------------------------------------------------
 1            $100,000     $5,000         $5,000       0              5,000      $100,000
-----------------------------------------------------------------------------------------------
 2            10,000(A)    $5,750(A)      $5,750       0              5,500(B)   115,000
-----------------------------------------------------------------------------------------------
 3            0            6,025          6,025        6,025(C)       0(D)       120,500
-----------------------------------------------------------------------------------------------
 4            0            6,025          6,025        0              5,500      114,475(C)
-----------------------------------------------------------------------------------------------
 5            0            6,025          6,025        0              5,500      119,975
-----------------------------------------------------------------------------------------------

(A) There is an additional premium at the beginning of the second Contract Year. Prior to that premium, the Guaranteed Withdrawal Amount is $5,250, as in Example 1 above. Following the additional premium, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the premium (.05 X (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the premium plus 5% of the premium ($5,250 + (0.05 X $10,000)) = $5,750).

(B) There is no withdrawal during the second Contract Year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus is equal to 5% of the total premiums paid to date (0.05 X $110,000 = $5,500).

(C) There is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. This withdrawal does not exceed the Guaranteed Withdrawal Amount so the Guaranteed Withdrawal Amount is not reset, but the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).

(D) No bonus is payable in any year that a withdrawal is taken.

EXAMPLE 3. Assume a single premium of $100,000 at age 63, no additional premiums are made, the Guaranteed Withdrawal Balance steps-up at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 which results in a reset. Since withdrawals are taken every year, there are no bonuses.

-----------------------------------------------------------------------------------------------------
 CONTRACT     PREMIUMS     GUARANTEED     LIFETIME     WITHDRAWAL     HYPOTHETICAL     GUARANTEED
 YEAR                      WITHDRAWAL     INCOME       TAKEN          CONTRACT         WITHDRAWAL
                           AMOUNT         AMOUNT                      VALUE            BALANCE
-----------------------------------------------------------------------------------------------------
 1            $100,000     $5,000         N/A          $5,000         102,000          $100,000
-----------------------------------------------------------------------------------------------------
 2            0            $5,000         N/A          5,000          103,828          $95,000
-----------------------------------------------------------------------------------------------------
 3            0            5,000          4,500(A)     5,000          105,781(B)       $90,000
-----------------------------------------------------------------------------------------------------
 4            0            5,289(C)       5,289(C)     5,289          94,946           $105,781(B)
-----------------------------------------------------------------------------------------------------
 5            0            5,289          5,289        10,000(D)      79,898           100,492
-----------------------------------------------------------------------------------------------------
 6            0            3,995(D)       3,995(D)     3,995          75,213           79,898(D)
-----------------------------------------------------------------------------------------------------

(A) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (0.05 X $90,000 = $4,500). In this example, since withdrawals were taken prior to the contract anniversary following the Contract Year in which the Covered Person has reached age 65, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.

(B) At the end of Contract Year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $105,781.

(C) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (0.05 X $105,781 = $5,289). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up ($4,500) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (0.05 X $105,781 = $5,289).

(D) At the end of year 5, there is a withdrawal of $10,000, which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance Value (0.05 X $79,898 = $3,995). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance Value (0.05 X $79,898 = $3,995).


EXAMPLE 4. Assume the Rider was issued on the Contract Date, and assume a single premium of $50,000 at Covered Person's age 50, no additional premiums are paid, a withdrawal of $10,000 is taken at the end of Contract year 5 and no other withdrawals are taken.

--------------------------------------------------------------------------------------------------------------
 CONTRACT     PREMIUMS     GUARANTEED     LIFETIME     WITHDRAWAL     BONUS     HYPOTHETICAL     GUARANTEED
 YEAR                      WITHDRAWAL     INCOME       TAKEN                    CONTRACT         WITHDRAWAL
                           AMOUNT         AMOUNT                                VALUE            BALANCE
--------------------------------------------------------------------------------------------------------------
        1     $50,000      $2,500         N/A          0              $2,500    51,870           $50,000
--------------------------------------------------------------------------------------------------------------
        2     0            2,625          N/A          0              2,500     50,003           52,500
--------------------------------------------------------------------------------------------------------------
        3     0            2,750          N/A          0              2,500     52,961(A)        55,000
--------------------------------------------------------------------------------------------------------------
        4     0            2,875          N/A          0              2,500     54,311           57,500
--------------------------------------------------------------------------------------------------------------
        5     0            3,000          N/A          10,000(B)      0         46,748(B)        60,000
--------------------------------------------------------------------------------------------------------------
        6     0            2,337(B)       N/A          0              2,337(C)  45,741(A)        46,748(B)
--------------------------------------------------------------------------------------------------------------
        7     0            2,454          N/A          0              2,337     49,579           49,085
--------------------------------------------------------------------------------------------------------------
        8     0            2,571          N/A          0              2,337     49,280           51,422
--------------------------------------------------------------------------------------------------------------
        9     0            2,687          N/A          0              2,337     52,609(A)        53,759
--------------------------------------------------------------------------------------------------------------
       10     0            2,804          N/A          0              2,337     55,031(A)        56,096
--------------------------------------------------------------------------------------------------------------

(A) The contract value on the eligible step-up dates shown (3rd, 6th, 9th, 10th contract anniversaries), is less than the Guaranteed Withdrawal Balance so no step-up occurs.

(B) At the end of year 5, there is a withdrawal of $10,000. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($46,748) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($60,000 - $10,000 = $50,000). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount will be reset. The Lifetime Income Amount has not been calculated yet so it will not be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($3,000) or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance (0.05 X $46,748 = $2,337).

(C) There is no withdrawal during the sixth Contract Year so a bonus will be added to the Guaranteed Withdrawal Balance. Because a reset has occurred due to an excess withdrawal, the bonus will be 5% of the previously stepped-up or reset Guaranteed Withdrawal Balance (0.05 X $46,748 = $2,337).

Example 5. Assume the Rider was issued on the Contract Date, and assume a single premium of $200,000 at Covered Person's age 75, no additional premiums are paid, and withdrawals equal to the Lifetime Income Amount begin in year 1. Since withdrawals are taken every year, there are no bonuses.

--------------------------------------------------------------------------------------------------------------
 CONTRACT     PREMIUMS     GUARANTEED     LIFETIME     WITHDRAWAL     BONUS     HYPOTHETICAL     GUARANTEED
 YEAR                      WITHDRAWAL     INCOME       TAKEN                    CONTRACT         WITHDRAWAL
                           AMOUNT         AMOUNT                                VALUE            BALANCE
--------------------------------------------------------------------------------------------------------------
        1     $200,000     $10,000        $10,000      $10,000        $0        176,476          $200,000
--------------------------------------------------------------------------------------------------------------
        2     0            10,000         10,000       10,000         0         151,890          190,000
--------------------------------------------------------------------------------------------------------------
        3     0            10,000         10,000       10,000         0         126,478          180,000
--------------------------------------------------------------------------------------------------------------
        4     0            10,000         10,000       10,000         0         100,396          170,000
--------------------------------------------------------------------------------------------------------------
        5     0            10,000         10,000       10,000         0         84,307           160,000
--------------------------------------------------------------------------------------------------------------
        6     0            10,000         10,000       10,000         0         61,597           150,000
--------------------------------------------------------------------------------------------------------------
        7     0            10,000         10,000       10,000         0         49,438           140,000
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
 CONTRACT     PREMIUMS     GUARANTEED     LIFETIME     WITHDRAWAL     BONUS     HYPOTHETICAL     GUARANTEED
 YEAR                      WITHDRAWAL     INCOME       TAKEN                    CONTRACT         WITHDRAWAL
                           AMOUNT         AMOUNT                                VALUE            BALANCE
--------------------------------------------------------------------------------------------------------------
        8     0            10,000         10,000       10,000         0         31,299           130,000
--------------------------------------------------------------------------------------------------------------
        9     0            10,000         10,000       10,000         0         19,448           120,000
--------------------------------------------------------------------------------------------------------------
       10     0            10,000         10,000       10,000         0         17,308           110,000
--------------------------------------------------------------------------------------------------------------
       11     0            10,000         10,000       10,000         0         6,529            100,000
--------------------------------------------------------------------------------------------------------------
       12     0            10,000         10,000       10,000         0         0(A)             90,000(A)
--------------------------------------------------------------------------------------------------------------
       13     0            10,000         10,000       10,000         0         0                80,000
--------------------------------------------------------------------------------------------------------------
       14     0            10,000         10,000       10,000         0         0                70,000
--------------------------------------------------------------------------------------------------------------
       15     0            10,000         10,000       10,000         0         0                60,000
--------------------------------------------------------------------------------------------------------------
       16     0            10,000         10,000       10,000         0         0                50,000
--------------------------------------------------------------------------------------------------------------
       17     0            10,000         10,000       10,000         0         0                40,000
--------------------------------------------------------------------------------------------------------------
       18     0            10,000         10,000       10,000         0         0                30,000
--------------------------------------------------------------------------------------------------------------
       19     0            10,000         10,000       10,000         0         0                20,000
--------------------------------------------------------------------------------------------------------------
       20     0            10,000         10,000       10,000         0         0                10,000
--------------------------------------------------------------------------------------------------------------
      21+     0              0(B)         10,000(B)    $10,000        0         0                  0(B)
--------------------------------------------------------------------------------------------------------------

(A) During year 12, the Lifetime Income Amount withdrawal causes the Contract Value to reduce to zero. At that time, the Guaranteed Withdrawal Balance and the Lifetime Income Amount are both greater than zero and the contract enters the settlement phase. No additional premiums will be accepted and no rider charge will be deducted. All other rights and benefits under the contract terminate.

(B) The Lifetime Income Amount continues to be available as long as the Covered Person remains alive, even when the Guaranteed Withdrawal Balance reduces to zero.

EXAMPLE 6. Assume the Rider was issued on the Contract Date, and assume a single premium of $100,000 at Covered Person's age 55, no additional premiums are paid, and withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 5. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible step-up dates, so there is no step-up.

-----------------------------------------------------------------------------------------------
 CONTRACT     PREMIUMS     GUARANTEED     LIFETIME     WITHDRAWAL     BONUS      GUARANTEED
 YEAR                      WITHDRAWAL     INCOME       TAKEN                     WITHDRAWAL
                           AMOUNT         AMOUNT                                 BALANCE
-----------------------------------------------------------------------------------------------
    1         $100,000     $5,000         N/A          0              $5,000(A)  $100,000
-----------------------------------------------------------------------------------------------
    2         0            5,250          N/A          0              5,000      105,000
-----------------------------------------------------------------------------------------------
    3         0            5,500          N/A          0              5,000      110,000
-----------------------------------------------------------------------------------------------
    4         0            5,750          N/A          0              5,000      115,000
-----------------------------------------------------------------------------------------------
    5         0            6,000          N/A          6,000(B)       0          120,000
-----------------------------------------------------------------------------------------------
    6         0            6,000          N/A          6,000          0          114,000(B)
-----------------------------------------------------------------------------------------------
    7         0            6,000          N/A          6,000          0          108,000
-----------------------------------------------------------------------------------------------
    8         0            6,000          N/A          6,000          0          102,000
-----------------------------------------------------------------------------------------------
    9         0            6,000          N/A          6,000          0          96,000
-----------------------------------------------------------------------------------------------
   10         0            6,000          N/A          6,000          0          90,000
-----------------------------------------------------------------------------------------------
   11         0            6,000D         $4,200(C)    4,200(D)       0          84,000
-----------------------------------------------------------------------------------------------
   12         0            6,000          4,200        $4,200         0          79,800
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
 CONTRACT     PREMIUMS     GUARANTEED     LIFETIME     WITHDRAWAL     BONUS      GUARANTEED
 YEAR                      WITHDRAWAL     INCOME       TAKEN                     WITHDRAWAL
                           AMOUNT         AMOUNT                                 BALANCE
-----------------------------------------------------------------------------------------------
   13         0            6,000          4,200        $4,200         0          75,600
-----------------------------------------------------------------------------------------------
   14         0            6,000          4,200        $4,200         0          71,400
-----------------------------------------------------------------------------------------------
   15         0            6,000          4,200        $4,200         0          67,200
-----------------------------------------------------------------------------------------------

(A) There is no withdrawal during the first five Contract Years so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus is equal to 5% of the total premiums paid to date (0.05 X $100,000 = $5,000).

(B) There are withdrawals equal to the Guaranteed Withdrawal Amount ($6,000) beginning in year 5. These withdrawals do not exceed the Guaranteed Withdrawal Amount so the Guaranteed Withdrawal Amount is not reset, but the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,000 - $6,000 = $114,000).

(C) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (0.05 X $84,000 = $4,200). In this example, since withdrawals were taken prior to the contract anniversary following the Contract Year in which the Covered Person has reached age 65, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.

(D) At the Covered Person's age 65, the Guaranteed Withdrawal Amount and the Lifetime Income Amount are not equal. The Guaranteed Withdrawal Amount of $6,000 can continue to be taken until the Guaranteed Withdrawal Balance reduces to zero. Or the Lifetime Income Amount of $4,200 can be taken as long as the Covered Person is alive. This example shows Lifetime Income Amount withdrawals beginning at age 65.

EXAMPLE 7. Assume the Rider was issued on the Contract Date, and assume premiums of $10,000 annually beginning at Covered Person's age 53 and premiums ending at age 64, no withdrawals are taken until age 65, and the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible step-up dates, so there is no step-up.

-----------------------------------------------------------------------------------------------
CONTRACT     PREMIUMS     GUARANTEED     LIFETIME     WITHDRAWAL     BONUS      GUARANTEED
YEAR                      WITHDRAWAL     INCOME       TAKEN                     WITHDRAWAL
                          AMOUNT         AMOUNT                                 BALANCE
-----------------------------------------------------------------------------------------------
1            $10,000      $500           N/A          0              500        $10,000
-----------------------------------------------------------------------------------------------
2            10,000       1,025          N/A          0              1,000(A)   20,500
-----------------------------------------------------------------------------------------------
3            10,000       1,575          N/A          0              1,500      31,500
-----------------------------------------------------------------------------------------------
4            10,000       2,150          N/A          0              2,000      43,000
-----------------------------------------------------------------------------------------------
5            10,000       2,750          N/A          0              2,500      55,000
-----------------------------------------------------------------------------------------------
6            10,000       3,375          N/A          0              3,000      67,500
-----------------------------------------------------------------------------------------------
7            10,000       4,025          N/A          0              3,500      80,500
-----------------------------------------------------------------------------------------------
8            10,000       4,700          N/A          0              4,000      94,000
-----------------------------------------------------------------------------------------------
9            10,000       5,400          N/A          0              4,500      108,000
-----------------------------------------------------------------------------------------------
10           10,000       6,125          N/A          0              5,000      122,500
-----------------------------------------------------------------------------------------------
11           10,000       6,875          N/A          0              0(B)       137,500
-----------------------------------------------------------------------------------------------
12           10,000       7,375          N/A          0              0          147,500
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
CONTRACT     PREMIUMS     GUARANTEED     LIFETIME     WITHDRAWAL     BONUS      GUARANTEED
YEAR                      WITHDRAWAL     INCOME       TAKEN                     WITHDRAWAL
                          AMOUNT         AMOUNT                                 BALANCE
-----------------------------------------------------------------------------------------------
13           0            7,375          7,375(C)     7,375          0          147,500
-----------------------------------------------------------------------------------------------

(A) There is no withdrawal during the second Contract Year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus is equal to 5% of the total premiums paid to date (0.05 X $20,000 = $1,000).

(B) The bonus is applied in the first 10 years following the rider effective date (and up to age 80 of the covered person) so the bonus is 0 in years 11 and on.

(C) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (0.05 X $147,500 = $7,375). At this point, the Lifetime Income Amount is payable until the death of the Covered Person.

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements included in the SAI.

(b) Exhibits

(1) Resolutions of the board of directors of Kansas City Life Insurance Company ("Kansas City Life") establishing Kansas City Life Variable Annuity Separate Account (the "Variable Account"). (1)

(2) Not Applicable.

(3) Underwriting Agreement between Kansas City Life and Sunset Financial Services, Inc. ("Sunset Financial").

(2)

(4) (a) Contract Form.(10)

    (b) Form of GMWB Rider and Schedule Pages. (13)

(5) Contract Application. (9)

(6) (a) Restated Articles of Incorporation of Kansas City Life. (1)

    (b) By-Laws of Kansas City Life. (7)

(7) Not Applicable.

(8) (a) Form of Participation Agreement with MFS Variable Insurance Trust. (2)

    (b) Form of Participation Agreement with American Century Variable Portfolios, Inc. (Formerly TCI Portfolios, Inc.) (2)

    (c) Form of Participation Agreement with Federated Insurance Series. (2)

    (d) Agreement between Kansas City Life Insurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. (6)

    (e) Agreement between Kansas City Life Insurance Company and J. P. Morgan Series Trust II. (4)

    (f) Amended and Restated agreement between Kansas City Life Insurance Company and each of Calamos Advisors Trust, Calamos Asset Management, Inc. and Calamos Financial Services, Inc. (5)

    (g) Form of Participation Agreement between Kansas City Life Insurance Company and each of Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (8)

    (h) Amendment to Participation Agreement between Kansas City Life Insurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a/ Dreyfus Stock Index Fund). (4)

    (i) Revised Exhibit B to Fund Participation Agreement between Kansas City Life Insurance Company, Insurance Management Series, and Federated Securities Corp, Federated American Leaders Fund II, Federated High Income Fund II, Federated Prime Money Fund II and Federated International Small Company Fund II. (8)

    (j) Form of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Kansas City Life Insurance Company. (8)

    (k) Form of Fund Participation Agreement between Kansas City Life Insurance Company and Seligman Portfolios, Inc., Seligman Advisors, Inc. (8)

    (l) Form of Fund Participation Agreement between Kansas City Life Insurance Company, Fidelity Distributors Corporation, and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV, (12)

    (m) Rule 22c-2 Agreement between AIM Investment Services, Inc. and Kansas City Life Insurance Company dated June 2, 2006. (8)

    (n) Rule 22c-2 Agreement between American Century Investment Services, Inc. and Kansas City Life Insurance Company dated June 28, 2006. (8)

    (o) Rule 22c-2 Agreement between Calamos Financial Services, LLC., and Kansas City Life Insurance Company dated April 16, 2007. (8)

    (p) Rule 22c-2 Agreement between Dreyfus Service Corporation and Kansas City Life Insurance Company dated September 19, 2006. (8)

    (q) Rule 22c-2 Agreement between Federated Securities Corp., ("FSC") and Kansas City Life Insurance Company dated March 7, 2007. (8)

    (r) Rule 22c-2 Agreement between Franklin Templeton Variable Insurance Products Trust and Kansas City Life Insurance Company dated April 16, 2007.
    (8)

    (s) Rule 22c-2 Agreement between J.P. Morgan Series Trust II and Kansas City Life Insurance Company dated March 5, 2007. (8)

    (t) Rule 22c-2 Agreement between MFS Fund Distributors, Inc. ("MFD") and Kansas City Life Insurance Company dated September 19, 2006. (8)

    (u) Rule 22c-2 Agreement between Seligman Group of Funds and Kansas City Life Insurance Company dated April 3, 2007. (8)


(9)  Opinion and Consent of Counsel.*

(10) (a) Consent of Sutherland Asbill & Brennan LLP.*

     (b) Consent of KPMG LLP.*

(11) Not Applicable.

(12) Not Applicable.


----------------
1 Incorporated by reference to the Registrant's registration statement filed with the Securities and Exchange Commission on March 3, 1995 (File No. 33-89984).

2 Incorporated by reference to the Registrant's Pre-Effective Amendment No.1 to its Registration statement filed with the Securities and Exchange Commission on August 25, 1995 (File No. 33-89984).

3 Incorporated by reference to the Registrant's Post-Effective Amendment No. 2 to its Registration Statement filed with the Securities and Exchange Commission on April 30, 1996. (File No. 33-89984).

4 Incorporated by reference to the Form S-6 Registration Statement (File No. 033-95354) for Kansas City Life Variable Life Separate Account filed on April 19, 1999.

5 Incorporated by reference to the Form S-6 Registration Statement (File No. 333-25443) for Kansas City Life Variable Life Separate Account filed on April 30, 1999.

6 Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 333-25443) for Kansas City Variable Life Separate Account filed on July 15, 1997.

7 Incorporated herein by reference to the Form S-6 Registration Statement filed with the Securities and Exchange Commission on October 31, 2000 (File No. 333-49000).

8 Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7 to its Registration Statement filed with the Securities and Exchange Commission on August 28, 2000 (File No. 33-89984).

9 Incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-52290) for Kansas City Life Variable Separate Account filed on December 20, 2000.

10 Incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-98805) for Kansas City Life Variable Annuity Separate Account filed on August 27, 2002.

11 Incorporated herein by reference to the Form N-4 Registration Statement (File No. 33-89984) for Kansas City Life Variable Separate Account filed on February 28, 2007.

12 Incorporated herein by reference to the Post-Effective Amendment No. 17 to the Registration Statement on Form N-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on April 30, 2007 (File No. 033-95354).

13 Incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 33-89984) filed on May 22, 2007.


* Filed herewith.


Item 25. Directors and Officers of the Depositor

NAME AND PRINCIPAL BUSINESS ADDRESS*          POSITION AND OFFICES WITH DEPOSITOR
------------------------------------          -----------------------------------
R. Philip Bixby                               Director, Chairman of the Board, President and CEO
Tracy W. Knapp                                Director, Senior Vice President, Finance
Charles R. Duffy, Jr.                         Senior Vice President, Operations
William A. Schalekamp                         Director, Vice President, General Counsel and Secretary
Mark A. Milton                                Senior Vice President, Actuary
Brent C. Nelson                               Vice President and Controller
Walter E. Bixby                               Director, Vice Chairman of the Board
Mary M McCalla                                Treasurer
Daryl D. Jensen                               Director
Nancy Bixby Hudson                            Director
Webb R. Gilmore                               Director
Warren J. Hunzicker, M.D                      Director
Richard L. Finn                               Director
Bradford T. Nordholm                          Director
Larry Winn, Jr.                               Director
William R. Blessing                           Director
Cecil R. Miller                               Director
Michael Braude                                Director
Kathleen A. Hunzicker, M.D                    Vice President and Medical Director
Robert J. Milroy                              Vice President, Underwriting and New Business
David A. Laird                                Assistant Vice President, Assistant Controller

      *  The principal business address of all the persons listed above is

         3520 Broadway, Kansas City, Missouri 64111-2565.

Item 26. Persons Controlled by or Under Common Control With the Depositor or

Registrant

NAME                                             JURISDICTION      PERCENT OF VOTING SECURITIES OWNED
----                                             ------------      -------------------------------------
Sunset Life Insurance Company of America          Washington       Ownership of all voting securities by
                                                                   depositor
Sunset Financial Services, Inc.                   Washington       Ownership of all voting securities by
                                                                   Sunset Insurance Company of
                                                                   America
Property Operating Company                          Missouri       Ownership of all voting securities by
                                                                   depositor
Old American Insurance Company                      Missouri       Ownership of all voting securities by
                                                                   depositor
Kansas City Life Financial Group, Inc.              Missouri       Ownership of all voting securities by
                                                                   depositor


Item 27. Number of Contract owners 185 --As of July 11, 2007.


Item 28. Indemnification

The By-Laws of Kansas City Life Insurance Company provide, in part, in
Article XII:

1. The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit, or proceeding, whether civil, criminal, administrative or investigative, other than an action by or in the right of the Company, by reason of the fact that he or she is or was a Director, Officer or employee of the Company, or is or was serving at the request of the Company as a Director, Officer or employee of another company, partner ship, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Company, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contender or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

2. The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the company to procure a judgment in its favor by reason of the fact that he or she is or was a director, officer or employee of the company, or is or was serving at the request of the company as a director, officer or employee of another company, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him or her in connection with the defense or settlement of the action or suit if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the company; except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the company unless and only to the extent that the court in which the action or suit was brought determines upon application that, despite the adjudication of liability and in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

3. To the extent that a Director, Officer or employee of the Company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him or her in connection with the action, suit or proceeding.

4. Any indemnification under Sections 1 and 2 of this Article, unless ordered by a court, shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, Officer or employee is proper in the circumstances because he or she has met the applicable standard of conduct set forth in this Article. The determination shall be made by the Board of Directors of the Company by a majority vote of a quorum consisting of Directors who were not parties to the action, suit or proceeding, or, if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested Directors so directs, by independent legal counsel in a written opinion, or by the Stockholders of the Company.

5. Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Company in advance of the final disposition of the action, suit or proceeding as authorized by the Board of Directors in the specific case up on receipt of an undertaking by or on behalf of the Director, Officer or employee to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the Company as authorized in this Article.

6. The indemnification provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the Articles of Incorporation or Bylaws, or any agreement, vote of Stockholders or disinterested Directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer or employee and shall inure to the benefit of the heirs, executors and administrators of such a person.

7. The Company shall have the power to give any further indemnity, in addition to the indemnity authorized or contemplated under this Article, including subsection 6, to any person who is or was a Director, Officer, employee or agent of the Company, or to any person who is or was serving at the request of the Company as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, provided such further indemnity is either (i) authorized, directed, or provided for in the Articles of Incorporation of the

Company or any duly adopted amendment thereof or (ii) is authorized, directed, or provided for in any bylaw or agreement of the Company which has been adopted by a vote of the Stockholders of the Company, and provided further that no such indemnity shall indemnify any person from or on account of such person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest, or willful misconduct. Nothing in this paragraph shall be deemed to limit the power of the Company under subsection 6 of this Bylaw to enact Bylaws or to enter into agreement without Stockholder adoption of the same.

8. The Company may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Company, or is or was serving at the request of the Company as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Company would have the power to indemnify him or her against such liability under the provisions of this Article.

9. For the purpose of this Article, references to "the Company" include all constituent corporations absorbed in a consolidation or merger as well as the resulting or surviving corporation so that any person who is or was a Director, Officer, employee or agent of such constituent corporation or is or was serving at the request of such constituent corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall stand in the same position under the provisions of this Article with respect to the resulting or surviving corporation as he or she would if he or she had served the resulting or surviving corporation in the same capacity.

10. For purposes of this Article, the term "other enterprise" shall include employee benefit plans; the term "fines" shall include any excise taxes assessed on a person with respect to an employee benefit plan; and the term "serving at the request of the Company" shall include any service as a Director, Officer or employee of the Company which imposes duties on, or involves services by, such Director, Officer or employee with respect to an employee benefit plan, its participants, or beneficiaries; and a person who acted in good faith and in a manner he or she reasonable believed to be in the interest of the participants and beneficiaries of an employee benefit plan shall be deemed to have acted in a manner "not opposed to the best interests of the Company" as referred to in this Article.

11. Any Director, Officer or employee of the Company shall be indemnified under this Article for any act taken in good faith and upon reliance upon the books and records of the Company, upon financial statements or other reports prepared by the Officers of the Company, or on financial statements prepared by the Company's independent accountants, or on information or documents prepared or provided by legal counsel to the Company.

12. To the extent that the indemnification of Officers, Directors or employees as permitted under Section 351.355 (as amended or superseded) of The General and Business Corporation Law of Missouri, as in effect from time to time, provides for greater indemnification of those individuals than the provisions of this
Article XII, then the Company shall indemnify its Directors, Officers, employees as provided in and to the full extent allowed by Section 351.355.

13. The indemnification provided by this Article shall continue as to a person who has ceased to be a Director or Officer of the Company and shall inure to the benefit of the heirs, executors, and administrators of such a person. All rights to indemnification under this Article shall be deemed to be provided by a contract between the Company and the person who serves in such capacity at any time while these Bylaws and other relevant provisions of the applicable law, if any, are in effect. Any repeal or modification thereof shall not affect any rights or obligations then existing.

14. If this Article or any portion or provision hereof shall be invalidated on any ground by any court of competent jurisdiction, then the Company shall nevertheless indemnify each person entitled to indemnification pursuant too this Article to the full extent permitted by any applicable portion of this Article that shall not have been invalidated, or to the fullest extent provided by any other applicable law.

         Missouri law authorizes Missouri corporations to provide indemnification to directors, officers and other persons.

         Kansas City Life owns a directors and officers liability insurance policy covering liabilities that directors and officers of Kansas City Life and its subsidiaries and affiliates may incur in acting as directors and officers.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Sunset Financial Services, Inc. is the registrant's principal underwriter.

(b) Officers and Directors of Sunset Financial.

NAME AND PRINCIPAL                POSITIONS AND OFFICES
BUSINESS ADDRESS*                 WITH SUNSET FINANCIAL SERVICES, INC.
-----------------                 ------------------------------------
Bruce Oberdling                   President, Director
Gary K. Hoffman                   Secretary, Director
Brent C. Nelson                   Treasurer
Walter E. Bixby                   Director
Charles R. Duffy, Jr.             Director
R. Philip Bixby                   Chairman of the Board and Director
Kelly T. Ullom                    Vice President
Donald E. Krebs                   Vice President, Director
Susanna J. Denney                 Vice President
Janice L. Brandt                  Assistant Vice President
Kim Kirkman                       Assistant Vice President
Dustin S. Meza                    Assistant Vice President

(c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

      (1)                   (2)
   NAME OF           NET UNDERWRITING            (3)                  (4)                   (5)
   PRINCIPAL          DISCOUNTS AND        COMPENSATION ON          BROKERAGE              OTHER
 UNDERWRITER           COMMISSIONS           REDEMPTION            COMMISSIONS          COMPENSATION
------------         ----------------      ---------------         -----------          ------------
Sunset Financial          $0.00                 None                   N/A                  N/A
 Services, Inc.

* The principal business address of all of the persons listed above is P.O. Box 219365, Kansas City, Missouri, 64121-9365.

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Kansas City Life at 3520 Broadway, Kansas City, Missouri 64111-2565.

Item 31. Management Services

All management contracts are discussed in Part A or Part B of this registration statement.

Item 32. Undertakings and Representations

(a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the policies offered herein are being accepted.

(b) The registrant undertakes that it will include either (1) as part of any application to purchase a policy offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to Kansas City Life for a Statement of Additional Information.

(c) The registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to Kansas City Life at the address or phone number listed in the prospectus.

(d) Kansas City Life represents that in connection with its offering of the policies as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e) Kansas City Life Insurance Company hereby represents that the fees and charges deducted under the Contracts described in this pre-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by Kansas City Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Kansas City Life Variable Annuity Separate Account certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be here unto affixed and attested, all in the City of Kansas City and the State of Missouri on the 20th day of July 2007.


                                      Kansas City Life Variable Annuity
                                      Separate Account


                                      /s/ R. Philip Bixby
                                      ---------------------------------

                                      Registrant
(SEAL)


                                      Kansas City Life Insurance Company

                                      /s/ R. Philip Bixby
                                      ----------------------------------

                                      Depositor

Attest: /s/ William A. Schalekamp     By: /s/ R. Philip Bixby
---------------------------------     -----------------------------------

William A. Schalekamp                 R. Philip Bixby, Director, Chairman
                                      of the Board, President and CEO

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.



Signature                        Title                                 Date
/s/ R. Philip Bixby
----------------------------     Director, Chairman of the             July 20, 2007
R. Philip Bixby                  Board, President and CEO

/s/ Brent C. Nelson
----------------------------     Vice President and Controller         July 20, 2007
Brent C. Nelson                  (Principal Accounting Officer)

/s/Walter E. Bixby
----------------------------     Director, Vice Chairman of the        July 20, 2007
Walter E. Bixby                  Board

----------------------------     Director                              July 20, 2007
Daryl D. Jensen

/s/ William A. Schalekamp
----------------------------     Director                              July 20, 2007
William A. Schalekamp

/s/ Tracy W. Knapp
----------------------------     Senior Vice President, Finance,       July 20, 2007
Tracy W. Knapp                   Director

/s/ Webb R. Gilmore
----------------------------     Director                              July 20, 2007
Webb R. Gilmore

/s/ Warren J. Hunzicker
----------------------------     Director                              July 20, 2007
Warren J. Hunzicker, M.D.

----------------------------     Director                              July 20, 2007
Richard L. Finn

----------------------------     Director                              July 20, 2007
Bradford T. Nordholm

/s/ E. Larry Winn, Jr.
----------------------------     Director                              July 20, 2007
E. Larry Winn, Jr.

----------------------------     Director                              July 20, 2007
Nancy Bixby Hudson

/s/ William R. Blessing
----------------------------     Director                              July 20, 2007
William R. Blessing

----------------------------     Director                              July 20, 2007
Cecil R. Miller

/s/ Michael Braude
----------------------------     Director                              July 20, 2007
Michael Braude

                                  EXHIBIT INDEX

(9)     Opinion and Consent of Counsel.

(10)(a) Consent of Sutherland Asbill & Brennan LLP.

(10)(b) Consent of KPMG LLP.